CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Private Placement [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] Private Placement [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Treasury Stock [Member] Private Placement [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Private Placement [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] Private Placement [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] Private Placement [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity [Member] USD ($)	Total Tuniu Corporation Shareholders' equity [Member] Private Placement [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] Private Placement [Member] CNY (¥)
Balance at Dec. 31, 2015	¥ 3,334,747			¥ 181			¥ 0			¥ 5,482,637			¥ 167,025			¥ (2,331,399)			¥ 3,318,444			¥ 16,303
Balance (in shares) at Dec. 31, 2015 | shares				286,970,892	286,970,892		0	0
Issuance of ordinary shares upon the private placement, net of issuance costs			¥ 3,275,835			¥ 60			¥ 0			¥ 3,275,775			¥ 0			¥ 0			¥ 3,275,835			¥ 0
Issuance of ordinary shares upon the private placement, net of issuance costs (in shares) | shares						90,909,091			0
Repurchase of ordinary shares	(19,708)			¥ 0			¥ (19,708)			0			0			0			(19,708)			0
Repurchase of ordinary shares (in shares) | shares				0	0		(985,299)	(985,299)
Issuance of ordinary shares pursuant to share incentive plan	5,267			¥ 1			¥ 0			5,266			0			0			5,267			0
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares				1,590,774	1,590,774		0	0
Share-based compensation expenses	92,419			¥ 0			¥ 0			92,419			0			0			92,419			0
Foreign currency translation adjustments	233,900			0			0			0			233,900			0			233,900			0
Remeasurement of prior year acquisitions	(401)			0			0			0			0			0			0			(401)
Accretion on redeemable noncontrolling interests	(106)			0			0			(106)			0			0			(106)			0
Net loss	(2,422,298)			0			0			0			0			(2,407,194)			(2,407,194)			(15,104)
Balance at Dec. 31, 2016	4,499,655			¥ 242			¥ (19,708)			8,855,991			400,925			(4,738,593)			4,498,857			798
Balance (in shares) at Dec. 31, 2016 | shares				379,470,757	379,470,757		(985,299)	(985,299)
Repurchase of ordinary shares	(165,711)			¥ 0			¥ (165,711)			0			0			0			(165,711)			0
Repurchase of ordinary shares (in shares) | shares				0	0		(8,986,053)	(8,986,053)
Issuance of ordinary shares pursuant to share incentive plan	67,593			¥ 6			¥ 0			67,587						0			67,593			0
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares				9,447,258	9,447,258		0	0
Share-based compensation expenses	98,675			¥ 0			¥ 0			98,675			0			0			98,675			0
Capital contribution to a subsidiary with noncontrolling interest	3,599			0			0			(2,735)			0			0			(2,735)			6,334
Foreign currency translation adjustments	(128,539)			0			0						(128,539)			0			(128,539)			0
Accretion on redeemable noncontrolling interests	(5,725)									(5,725)			0			0			(5,725)			0
Net loss	(772,238)			0			0			0			0			(767,304)			(767,304)			(4,934)
Balance at Dec. 31, 2017	3,597,309			¥ 248			¥ (185,419)			9,013,793			272,386			(5,505,897)			3,595,111			2,198
Balance (in shares) at Dec. 31, 2017 | shares				388,918,015	388,918,015		(9,971,352)	(9,971,352)
Repurchase of ordinary shares	(141,471)			¥ 0			¥ (141,471)			0			0			0			(141,471)			0
Repurchase of ordinary shares (in shares) | shares				0	0		(9,917,211)	(9,917,211)
Issuance of ordinary shares pursuant to share incentive plan	4,226			¥ 1			¥ 22,355			(18,130)			0			0			4,226			0
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares				413,529	413,529		564,663	564,663
Share-based compensation expenses	68,738			¥ 0			¥ 0			68,738			0			0			68,738			0
Capital contribution to a subsidiary with noncontrolling interest	2,117			0			0			0			0			0			0			2,117
Acquisition of subsidiaries	3,892			0			0			0			0			0			0			3,892
Foreign currency translation adjustments	11,693			0			0			0			11,693			0			11,693			0
Accretion on redeemable noncontrolling interests	(2,422)	$ (352)		0			0			(2,422)			0			0			(2,422)			0
Net loss	(199,549)			0			0			0			0			(185,512)			(185,512)			(14,037)
Balance at Dec. 31, 2018	¥ 3,344,533	$ 486,442		¥ 249	$ 36		¥ (304,535)	$ (44,293)		¥ 9,061,979	$ 1,318,010		¥ 284,079	$ 41,318		¥ (5,691,409)	$ (827,781)		¥ 3,350,363	$ 487,290		¥ (5,830)	$ (848)
Balance (in shares) at Dec. 31, 2018 | shares				389,331,544	389,331,544		(19,323,900)	(19,323,900)